EQUITY BASED COMPENSATION (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	May 12, 2017	May 05, 2017	Apr. 26, 2017
EQUITY-BASED COMPENSATION
Equity options term		7 years
Vesting period	3 years	3 years
Share Price	$ 20.00
Minimum
EQUITY-BASED COMPENSATION
Equity options term	7 years
Maximum
EQUITY-BASED COMPENSATION
Equity options term	10 years
Class A common stock | Over-allotment option
EQUITY-BASED COMPENSATION
Share Price			$ 14.00
Class A common stock | IPO
EQUITY-BASED COMPENSATION
Share Price				$ 14.00	$ 14.00
2016 plan | Maximum
EQUITY-BASED COMPENSATION
Equity options term	10 years	10 years
2016 plan | Class A common stock
EQUITY-BASED COMPENSATION
Maximum number of shares	5,400,400	4,600,000
Rockwater Equity Plan | Class A common stock
EQUITY-BASED COMPENSATION
Maximum number of shares	1,011,087
Phantom Equity Awards
EQUITY-BASED COMPENSATION
Cash payment (per phantom unit)				$ 5.53
Substitute Awards | 2016 plan | Class A common stock
EQUITY-BASED COMPENSATION
Maximum number of shares	2,887,048